Revenue - Summary of Revenue from Contracts with Customers and Geographical Location (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Revenue	$ 22,852,263	$ 44,099,610	$ 25,563,945
Egypt
Revenue
Revenue	20,970,829	39,734,817	24,828,417
Kingdom of Saudi Arabia
Revenue
Revenue	1,881,434	3,262,272	454,007
United Arab Emirates
Revenue
Revenue		1,102,521	281,521
Business to business - SaaS
Revenue
Revenue	16,636,471	30,501,044	16,322,470
Business to customers
Revenue
Revenue	$ 6,215,792	$ 13,598,566	$ 9,241,475